Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Assets

	2021	2020
Current -
Interest receivable	$4,791	$6,457
Other	1,263	1,348

	6,054	7,805

Non-current -
Guarantee deposits	3,296	3,010
Deposits for litigation	7,590	8,126
Other	3,212	3,212

	14,098	14,348

	$20,152	$22,153